1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ERIC D. SIMANEK eric.simanek@dechert.com +1 202 261 3424 Direct +1 202 261 3048 Fax

April 29, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (the “Registrant”) File Nos. 333-185659 and 811-22781 Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 5 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 7 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of (i) updating certain financial information; (ii) incorporating disclosure changes made in response to Securities and Exchange Commission staff comments to Post-Effective Amendment No. 3 to the Registrant’s registration statement filed on February 13, 2014; (iii) filing any required exhibits; and (iv) making other non-material changes to the Prospectus and Statement of Additional Information (“SAI”) for the Goldman Sachs Multi-Manager Alternatives Fund.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3424.

Best regards,

/s/ Eric D. Simanek
Eric D. Simanek

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